Income Taxes (Details Textual)	12 Months Ended
Dec. 31, 2017
Hong Kong [Member]
Income Taxes (Textual)
Income tax rate, percentage	16.50%
United States [Member]
Income Taxes (Textual)
Income tax rate, percentage	34.00%
PRC [Member]
Income Taxes (Textual)
Income tax rate, percentage	25.00%